Warrants Liabilities	9 Months Ended
Sep. 30, 2022
Warrants Liabilities
9. Warrant liabilities
Before the Closing, Zanite had issued 11,500,000 redeemable warrants included in the units sold in the initial public offering (the “Public Warrants”) and 14,250,000 redeemable warrants in private placements (the “Private Placement Warrants”).
The exercise period of the Public and Private Placement Warrants started 30 days after the Closing (i.e., June 8, 2022) and will terminate on the earlier to occur of: (x) at 5:00 p.m., New York City time on the date that is five years after the Closing date, (y) the liquidation of the Company, or (z) the date fixed by the Company to redeem all of the warrants.
Upon the Closing, all shares of Zanite Class A and Class B common stock were converted into, on
a
one-for-one
 basis,
shares of common stock of Eve. As such, in a hypothetical
change-in-control
scenario, all holders of the stocks would receive cash. Additionally, the Public Warrants are indexed to the Company’s own stock. Thus, the Public Warrants were reclassified to equity.
Each Private Placement Warrant entitles its holder to purchase one share of common stock at an exercise price of $11.50 per share, to be exercised only for a whole number of shares of our common stock. The Private Placement Warrants became exercisable 30 days after the Closing (i.e., June 8, 2022), provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Private Placement Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Private Placement Warrants on a cashless basis under the circumstances specified in the warrant agreement) and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.
The Private Placement Warrants have similar terms as the Public Warrants, except for the fact that the Public Warrants are redeemable by the Company for cash at a price of $0.01 per Public Warrant if the closing price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 -trading day period ending three business days before we send to the notice of redemption to the warrant holders. The Public Warrants may be exercised at any time after notice of redemption is given by the Company and prior to the Redemption Date. The Private Placement Warrants are not subject to the $0.01 cash redemption feature, but will be when the Private Placement Warrants are transferred to a third party not affiliated with the Sponsor (referred to as a non-permitted
transferee) and become Public Warrants. When this occurs, the calculation of the settlement amount of the Private Placement Warrants changes.
Since the settlement amount depends solely on who holds the instrument, and this is not an input to the fair value of a fixed-for-fixed
option or forward on equity shares, this provision causes the Private Placement Warrants to fail the indexation guidance of ASC
815-40.
Thus, the Private Placement Warrants are liability classified.
Refer to the Note 16 for more information about the all warrants’ measurement.